Cover	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Entity File Number	001-38971
Entity Registrant Name	XL FLEET CORP.
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	47000 Liberty Drive
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	617
Local Phone Number	718-0329
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false